Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 29.8%
Domino's Pizza Master Issuer LLC, Series 2021-1A Class A2I, 144A 2.662%, 04/25/51@	$972	$919,509
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 5.271%, 09/25/68@,•	2,114	2,102,386
Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	1,015	907,960
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.837%, 01/20/33@,•	1,500	1,504,046
Flexential Issuer, Series 2021-1A Class A2, 144A 3.250%, 11/27/51@	1,500	1,456,192
Navient Private Education Refi Loan Trust, Series 2020-EA Class A, 144A 1.690%, 05/15/69@	910	855,628
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 4.902%, 01/25/41•	2,285	2,249,621
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.061%, 03/25/55•	2,602	2,579,996
SMB Private Education Loan Trust,
Series 2017-A Class B, 144A 3.500%, 06/17/41@	1,763	1,745,803
Series 2014-A Class B, 144A 4.000%, 09/15/42@	830	824,540
Series 2015-A Class C, 144A 4.500%, 10/15/48@	1,000	993,795
Series 2021-C Class B, 144A 2.300%, 01/15/53@	1,562	1,525,227
Series 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	1,714	1,622,579
TRINITAS CLO IV Ltd., Series 2016-4A Class A2L2 (3 M SOFR + 1.662%, Floor 1.400%), 144A 5.991%, 10/18/31@,•	1,550	1,550,541
TOTAL ASSET BACKED SECURITIES (Cost $20,976,839)		20,837,823

COMMERCIAL MORTGAGE BACKED SECURITIES — 6.7%
BSPRT Issuer Ltd., Series 2021-FL6 Class B (1 M SOFR + 1.714%, Floor 1.600%), 144A 5.865%, 03/15/36@,•	2,500	2,497,009
FREMF Mortgage Trust, Series 2018-K82 Class C, 144A 4.270%, 09/25/28@,•	1,224	1,205,589
	Par (000)	Value†

SWCH Commercial Mortgage Trust, Series 2025-DATA Class A (1 M SOFR + 1.443%, Floor 1.443%), 144A 5.593%, 02/15/42@,•	$1,000	$994,687
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,701,175)		4,697,285

CORPORATE BONDS — 32.2%
Airlines — 2.8%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	1,074	1,080,084
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	839	839,474
		1,919,558
Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC 5.125%, 11/05/26	1,000	1,003,400
Banks — 5.7%
First Maryland Capital II (3 M SOFR + 1.112%) 5.408%, 02/01/27•	1,500	1,481,467
State Street Corp. (3 M SOFR + 0.822%) 5.033%, 05/15/28•	1,305	1,276,461
Wells Fargo & Co. (3 M SOFR + 1.262%) 5.579%, 04/15/27•	1,250	1,240,742
		3,998,670
Chemicals — 1.4%
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	992	985,687
Electronics — 2.2%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,504,077
Hand & Machine Tools — 2.7%
Regal Rexnord Corp. 6.050%, 02/15/26	1,875	1,884,096
Lodging — 1.1%
Las Vegas Sands Corp. 5.625%, 06/15/28	750	766,836
Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	1,500	1,489,337
Oil & Gas — 2.9%
Helmerich & Payne, Inc. 4.650%, 12/01/27	1,000	1,004,501

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Repsol E&P Capital Markets US LLC, 144A 4.805%, 09/16/28@	$1,000	$1,004,397
		2,008,898
Packaging and Containers — 1.4%
Mauser Packaging Solutions Holding Co., 144A 7.875%, 08/15/26@	1,000	994,140
Pipelines — 1.4%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A 6.000%, 03/01/27@	1,000	999,817
Real Estate Investment Trusts — 3.6%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,481,049
Software — 3.5%
Concentrix Corp. 6.650%, 08/02/26	1,000	1,015,046
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,459,234
		2,474,280
TOTAL CORPORATE BONDS (Cost $22,359,315)		22,509,845

RESIDENTIAL MORTGAGE BACKED SECURITIES — 29.1%
Collateralized Mortgage Obligations — 27.1%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	272	266,391
Bunker Hill Loan Depositary Trust, Series 2019-2 Class A3, 144A 3.185%, 07/25/49@,(1)	681	665,867
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	472	444,254
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,090	934,982
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,371	3,010,726
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	984	884,738
OBX Trust,
Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	185	173,473
Series 2023-NQM8 Class A1, 144A 7.045%, 09/25/63@,(1)	1,926	1,954,240
PRKCM Trust, Series 2023-AFC3 Class A2, 144A 6.987%, 09/25/58@,(1)	1,000	1,009,955
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	$1,904	$1,668,393
Towd Point Mortgage Trust,
Series 2017-4 Class A1, 144A 2.750%, 06/25/57@,•	1,481	1,450,819
Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,842,416
Verus Securitization Trust, Series 2023-8 Class A2, 144A 6.664%, 12/25/68@,(1)	1,014	1,025,949
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,775,368
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	980	847,585
		18,955,156
Fannie Mae REMICS — 2.0%
Series 2012-152 Class TA 2.500%, 09/25/42	1,506	1,380,160
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $22,141,004)		20,335,316
Number of Shares
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $843,504)	843,504	843,504
TOTAL INVESTMENTS — 99.0% (Cost $71,021,837)		$69,223,773
Other Assets & Liabilities — 1.0%		665,312
TOTAL NET ASSETS — 100.0%		$69,889,085

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $50,154,392, which represents 71.8% of the Fund’s net assets.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Limited Maturity Bond Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2025.
CLO— Collateralized Loan Obligation.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
Country Weightings as of 9/30/2025††
United States	90%
Cayman Islands	8
Canada	2
Total	100%
††	% of total investments as of September 30, 2025.
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